Offsets	Jun. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	D. Boral ARC Acquisition I Corp.
Form or Filing Type	S-4
File Number	333-295869
Filing Date	May 14, 2026
Fee Paid with Fee Offset Source	$ 63,826.10
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-295869
Initial Filing Date	May 14, 2026
Fee Offset Claimed	$ 63,826.10
Explanation for Claimed Amount	Offset Claims